Warrants	6 Months Ended
Jun. 30, 2012
Warrants [Abstract]
Warrants
(9)	Warrants

(a) Warrant to Purchase Common Stock

On September 27, 2007, the Company granted ORIX a warrant for 75,000 shares of Common Stock at a purchase price of $8.20 per share in connection with a debt facility that was repaid in December 2009.

The warrant is exercisable, in whole or in part, for a period of seven years through September 26, 2014. The warrant does not entitle the holder to any voting rights or other rights as a stockholder of the Company prior to exercise. The fair value of the warrant was determined as approximately $216,000 and was recorded as a debt discount. The Company was amortizing the fair value of the warrant over the life of the loan as interest expense. The Company recorded $54,000 in interest expense in 2009. The unamortized balance at December 28, 2009 of $95,000 was included as part of the debt extinguishment. The fair value of the warrant was determined using the Black-Scholes valuation model. Assumptions used were as follows: fair value of the underlying stock of $8.20; risk-free interest rate of 4.27%; term of 7.0 years; dividend of 0%; and volatility of 22%. This warrant is classified as equity.

(b) Lender Warrant

On May 23, 2005, the Company entered into a Senior Loan and Security Agreement, or Hercules Debt, with Hercules to borrow an aggregate principal amount of up to $20 million. On September 27, 2007, the Company repaid the loan to Hercules. In connection with the Hercules Debt financing, the Company granted Hercules a warrant to purchase 423,529 shares of Series C Preferred Stock at a purchase price of $4.25 per share. The warrant is exercisable, in whole or in part, for a period ending November 2013. The purchase price may be settled either by cash or by surrender of all or a portion of the warrant in exchange for shares of Series C Preferred Stock. The maximum number of preferred shares that the Company could be required to issue for settlement is 423,529. The warrant does not entitle the holder to any voting rights or other rights as a stockholder of the Company prior to exercise. The fair value of the warrant at December 31, 2011 was approximately $1.1 million and is recorded as Warrants on the accompanying consolidated balance sheet.

The Company accounts for freestanding warrants, on shares that are redeemable, in accordance with ASC 480 pursuant to which any change in the fair value of the warrants is recorded in the consolidated statement of operations. The Company recorded a mark-to-market gain of $0.1 million for the year ended December 31, 2009 and a mark-to-market loss of $0.4 million for the year ended December 31, 2010 related to the change in fair value of these warrants. The Company recorded a mark-to-market gain of $0.4 million for the year ended December 31, 2011 related to the change in fair value of these warrants.

Upon the automatic conversion of the Company’s preferred stock into common stock in connection with the closing of the Company’s IPO on May 15, 2012, the Lender Warrant became exercisable for 211,764 shares of common stock at a purchase price of $8.50 per share. The Company performed the final re-measurement of the Lender Warrant at the closing date and the Lender Warrant was then reclassified from liability to equity. As the warrant is no longer exercisable into shares of redeemable preferred stock but into shares of common stock which is non-redeemable, the Company will no longer record any mark-to-market changes in the fair value of the warrant in the statements of operations. The fair value of the Lender Warrant at the final re-measurement date was approximately $0.7 million (unaudited). The Company recorded a mark-to-market gain of $0.4 million for the unaudited three and six months ended June 30, 2012. The Company recorded a mark-to-market gain of $0.1 million and a loss of $0.1 million for the unaudited three and six months ended June 30, 2011, respectively. This revaluation is included in other income (expense) as separate line item entitled “Gain (loss) on revaluation of warrants.” The warrant does not entitle the holder to any voting rights or other rights as a stockholder of the Company prior to exercise.

The Company values the warrants using a Black-Scholes option pricing model, at each reporting date, which incorporates assumptions about underlying asset value, volatility, expected remaining life, and risk-free interest rate. These valuation adjustments are estimated based upon management’s judgment about the general industry environment. The assumptions used at December 31, 2009, 2010 and 2011, respectively, were as follows:

	December 31,
	2009	2010	2011
Fair value of underlying stock per share	$5.14	$7.34	$6.31
Risk-free interest rate	1.56%	0.61%	0.22%
Expected term	3.5 years	2 years	1.75 years
Dividend yield	—%	—%	—%
Volatility	56.40%	43.70%	50.40%

(c) Investor Warrants

Effective December 28, 2009, in connection with the Investor Notes described in Note 8(b) the Company granted to the instrument holders warrants, or Investor Warrants, to purchase $20 million worth of Series E Preferred Stock (later amended to Series E-1 Preferred Stock – see below.) The Investor Warrants are exercisable, in whole or in part, after the Automatic Conversion Date (originally April 30, 2010 and amended and extended to July 31, 2010) and expire on December 28, 2017 (later amended to June 30, 2014). All unexercised warrants upon expiration will automatically be exercised unless the Investor Notes’ holders provide written notice to the Company of their intent to have the warrants expire unexercised. The Investor Warrants do not entitle the holder to any voting rights or other rights as a stockholder of the Company prior to exercise.

At December 31, 2009, the Company accounted for the Investor Warrants as liabilities in accordance with ASC 480. This was due to the fact that these warrants were exercisable into a series of Preferred Stock that was redeemable. Any change in the fair value of the warrants at each reporting period was recorded in the consolidated statement of operations as a gain (loss) on revaluation of warrants. The initial fair value of the Investor Warrants was determined to be approximately $9.2 million using an expected value approach based on the Noreen-Wolfson option pricing valuation model. Assumptions used were as follows: weighted fair value of the implied value of the underlying shares of $3.98; weighted risk-free interest rate of 2.68%; weighted term of 6.1 years; dividend of 0%; and volatility of 48.40% determined by reference to the average asset volatility of comparable public companies. The initial fair value was recorded as a discount on the Investor Notes. The Company was amortizing the discount over the life of the Investor Notes as interest expense. The amount of the mark-to-market adjustment related to the Investor Warrants for the year ended December 31, 2009 was immaterial.

At July 30, 2010, the terms of the Investor Warrants were amended to allow for conversion to 8,733,617 Series E-1 Preferred Stock with an adjusted strike price of $2.29 (the original strike price was $2.40). The Series E-1 Preferred Stock is not redeemable and accordingly under ASC 480 and ASC 815 the Investor Warrants were determined to be equity classified and no longer classified as a liability. The fair value of the warrants at July 30, 2010 was determined to be $14.2 million and was determined using an expected value approach based on the Noreen-Wolfson option pricing valuation model. Assumptions used were as follows: weighted fair value of the implied value of the underlying shares of $3.42; weighted risk-free interest rate of 0.84%; weighted term of 2.89 years; dividend of 0%; and volatility of 66.10% determined by reference to the average asset volatility of comparable public companies. As a result of the valuation, the Company recorded a mark-to-market loss of $5.0 million for the year ended December 31, 2010 related to the change in fair value of these warrants. This revaluation was recorded in the consolidated statement of operations as a gain (loss) on revaluation of warrants.

Upon the automatic conversion of the Company’s preferred stock into common stock in connection with the closing of the Company’s IPO on May 15, 2012, the Investor Warrants became exercisable for 4,366,803 shares of common stock.